Business Combination - Summary of Unaudited ProForma Consolidated Financial Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Business Acquisition, Pro Forma Information [Abstract]
Net Revenue	¥ 1,140,644	$ 165,900	¥ 1,163,690
Net income attributable to Cango Inc.	¥ 294,883	$ 42,889	¥ 341,827